Financial risk management - Offsetting financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Forward freight agreements and related bunker swaps
Derivative financial assets
Gross amounts of recognised financial instruments	$ 7,088	$ 4,565
Gross amounts of recognised financial instruments offset in the balance sheet	(5,850)	(572)
Net amounts of financial instruments included in the balance sheet	1,238	3,993
Net amount	1,238	3,993
Derivative financial liabilities
Gross amounts of recognised financial instruments	(7,346)	(572)
Gross amounts of recognised financial instruments offset in the balance sheet	5,850	572
Net amounts of financial instruments included in the balance sheet	(1,496)
Net amount	(1,496)
Commodity contracts
Derivative financial assets
Gross amounts of recognised financial instruments	99,862	98,176
Gross amounts of recognised financial instruments offset in the balance sheet	(75,166)	(27,611)
Net amounts of financial instruments included in the balance sheet	24,696	70,565
Net amount	24,696	70,565
Derivative financial liabilities
Gross amounts of recognised financial instruments	(98,173)	(53,446)
Gross amounts of recognised financial instruments offset in the balance sheet	75,166	27,611
Net amounts of financial instruments included in the balance sheet	(23,007)	(25,835)
Net amount	$ (23,007)	$ (25,835)